Income Tax - Schedule of Income Tax Expense (Benefit) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Schedule of Income Tax Expense (Benefit) [Abstract]
Domestic (Israel)	$ 161
Foreign	(1,953)	(358)	(339)
Income tax benefit	$ (1,792)	$ (358)	$ (339)